Neuberger Berman Equity Funds®
Supplement to the Summary Prospectuses and Prospectuses, each dated December 15, 2014, and Statement of Additional Information, dated December 15, 2014, as amended February 5, 2015 and June 17, 2015

Neuberger Berman Socially Responsive Fund

Arthur Moretti, co-portfolio manager to Neuberger Berman Socially Responsive Fund (the “Fund”) has announced his decision to retire from the asset management business in February 2016. Mr. Moretti will cease his portfolio management responsibilities at that time.

Ingrid Dyott will continue as co-Portfolio Manager of the Fund.

After Mr. Moretti’s retirement on February 5, 2016, Sajjad Ladiwala will become a co-portfolio manager to the Fund and Mamundi Subhas will remain Associate Portfolio Manager.

The date of this supplement is September 10, 2015.

Please retain this supplement for future reference.
Neuberger Berman Management LLC
605 Third Avenue 2nd Floor
New York, NY 10158-0180
800-877-9700
Institutional Services: 800-366-6264
Website: www.nb.com

Neuberger Berman Equity Funds®
Supplement to the Summary Prospectuses and Prospectuses, each dated December 15, 2015, and Statement of Additional Information, dated December 15, 2014, as amended February 5, 2015 and June 17, 2015

Neuberger Berman Guardian Fund

Arthur Moretti, co-portfolio manager to Neuberger Berman Guardian Fund (the “Fund”) has announced his decision to retire from the asset management business in February 2016.

Effective October 15, 2015, Charles Kantor will become the portfolio manager of the Fund and the Fund’s prospectuses, summary prospectuses and statement of additional information will be revised as follows:

All references to Mr. Moretti, Ingrid S. Dyott, Sajjad S. Ladiwala, and Mamundi Subhas are deleted in their entirety with respect to the Fund.

Additionally, effective October 15, 2015, the Fund’s prospectuses and summary prospectuses will be revised as follows:

The section titled “Portfolio Managers” in the summary prospectuses and prospectuses for the Fund is deleted in its entirety and replaced with the following:

PORTFOLIO MANAGER
Charles Kantor is a Managing Director of NBM and NB LLC. He joined the firm in 2000 and has managed the Fund since October 2015.

The date of this supplement is September 10, 2015.

Please retain this supplement for future reference.
Neuberger Berman Management LLC 605 Third Avenue 2nd Floor New York, NY 10158-0180 800-877-9700 Institutional Services: 800-366-6264 Website: www.nb.com